MFS(R) Mutual Funds
SEMIANNUAL REPORT 1/31/03

MFS(R) NEW ENDEAVOR FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) NEW ENDEAVOR FUND

MID-CAP GROWTH AT A REASONABLE PRICE

Primarily invests in mid-cap companies that are believed to have high growth prospects and attractive valuations. The fund also may invest in companies of other capitalizations and has historically found opportunities in small-cap stocks. The fund tends to be diversified across a variety of industry sectors.

The fund seeks capital appreciation.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     26
----------------------------------------------------
TRUSTEES AND OFFICERS                             33
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      35
----------------------------------------------------
CONTACT INFORMATION                               36
----------------------------------------------------
ASSET ALLOCATION                                  37

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT               NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year.

    It is not possible to invest directly in an index.

    Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A CHALLENGING ENVIRONMENT

Over the six-month period, most industries and sectors showed few signs of improving business fundamentals such as earnings and cash flow growth.
The one exception was media companies, including television and radio broadcasters, which benefited from an uptick in advertising spending.

In the equity market we experienced extreme volatility. August and September saw a dramatic market plunge. In October and November we enjoyed a brief rally. In our view, the rally was fueled largely by investor sentiment that stock valuations had simply fallen too far - and not by much real improvement in company fundamentals.

The rally turned out to be a false start, as stocks fell again through December and January. We think that pullback was driven by uncertainty over two issues that still hung over the market as the period ended: war and corporate earnings. The potential for an Iraqi war rattled investors and caused both consumers and corporations to put major purchases on hold. And during earnings reporting season in January, a majority of companies indicated that, while fourth quarter earnings had met lowered expectations, earnings for the first half of 2003 could be weaker than expected.

PERFORMANCE AIDED BY LEISURE AND HEALTH CARE HOLDINGS

As mentioned above, many leisure stocks did well over the period because advertising was one of the few areas in which corporations increased spending. Some broadcasting stocks also went up because it appeared that the government would change the laws to allow firms to own more media outlets in a single geographic region, thus encouraging consolidation. The fund benefited both from being overweighted in leisure stocks, relative to our benchmark, the Russell Midcap Growth Index, and from strong stock selection within the sector.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 1/31/03

CAREMARK RX, INC.                          2.4%
Health care cost-containment company
-----------------------------------------------
MEREDITH CORP.                             2.1%
Publishing and television broadcasting
firm
-----------------------------------------------
INVESTORS FINANCIAL SERVICES CORP.         2.1%
Bank holding company
-----------------------------------------------
BIOGEN, INC.                               2.1%
Biotechnology firm
-----------------------------------------------
VERITAS SOFTWARE CORP.                     2.1%
Supplier of storage management
software
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

In the health care area, the fund benefited from strong stock selection driven by our Original Research(SM) process. MedImmune, for example, is a biotechnology firm that developed a flu vaccine that is inhaled rather than injected, thus making vaccinations much easier. The stock plunged when the company failed to get its vaccine on the market for this flu season. We saw that as a temporary setback to an otherwise attractive company and used the opportunity to increase our MedImmune position at what we felt was an attractive price. By the end of the period, our MedImmune stock had rallied and contributed to the fund's performance.

Genzyme, another biotechnology stock, also helped performance over the period. As with MedImmune, we had increased our Genzyme position when the company encountered problems that we felt were short term.

TELECOMMUNICATIONS AND BUSINESS SERVICES HOLDINGS DETRACTED

Relative to our benchmark, performance suffered from the fund's underweighted position in telecommunications stocks, many of which rallied significantly over the period. However, our two holdings in the industry - cellular tower operators American Tower Systems and Crown Castle International - performed well, and we added to those positions.

In the business services area, we held stocks in a number of transaction processors. These are firms that perform outsourced services such as data, payroll, and credit card processing for other companies. In 2001 and early 2002, many transaction processors did well as they offered their customers ways to save money and cut back on overhead. However, over the course of 2002, competition became more intense and transaction processors were forced to cut prices, which hurt their profits and thus their stock prices. By the end of the period, we had sold a number of our business services stocks out of the portfolio.

/s/ David E. Sette-Ducati

    David E. Sette-Ducati
    Portfolio Manager

Note to shareholders: Prior to January 2, 2002, MFS(R) New Endeavor Fund was available only to MFS employees and had limited assets.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
   Share class      Inception date       6-mo            1-yr         Life*

        A              9/29/00            --            -19.98%        -6.62%
-----------------------------------------------------------------------------
        B               1/2/02            --            -20.49%        -6.92%
-----------------------------------------------------------------------------
        C               1/2/02            --            -20.57%        -6.92%
-----------------------------------------------------------------------------
        I               1/2/02            --            -19.69%        -6.47%
-----------------------------------------------------------------------------
        R              12/31/02           --            -20.08%        -6.67%

--------------------
Average  annual
with sales charge
--------------------

        A                                 --            -24.58%        -8.96%
-----------------------------------------------------------------------------
        B                                 --            -23.67%        -8.07%
-----------------------------------------------------------------------------
        C                                 --            -21.37%        -6.92%

--------------------
Cumulative without
sales charge
--------------------

        A                                   2.39%       -19.98%       -14.81%
-----------------------------------------------------------------------------
        B                                   1.89%       -20.49%       -15.44%
-----------------------------------------------------------------------------
        C                                   2.02%       -20.57%       -15.44%
-----------------------------------------------------------------------------
        I                                   2.38%       -19.69%       -14.50%
-----------------------------------------------------------------------------
        R                                   2.27%       -20.08%       -14.92%

--------------------
Average Annual
--------------------

Comparative indices
                                         6-mo          1-yr         Life*

Average multi-cap growth fund+          -4.71         -28.32        -32.30
-----------------------------------------------------------------------------
Russell Midcap Growth Index#            -0.85         -25.71        -29.62

* For the period from the commencement of the fund's investment operations, September 29, 2000, through January 31, 2003.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL MIDCAP GROWTH INDEX - Measures the performance of U.S. mid-cap growth stocks.

LIPPER AVERAGE MID CAP GROWTH FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The New Endeavor Fund falls under the mid cap growth fund category, and the information presented above represents the total rates of return for the average mid cap growth fund tracked by Lipper for the stated periods ended January 31, 2003.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (unaudited) 1/31/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 94.5%
--------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 92.4%
--------------------------------------------------------------------------------------------------
Apparel & Textiles - 0.7%
--------------------------------------------------------------------------------------------------
Reebok International Ltd.*                                               6,000             181,440
--------------------------------------------------------------------------------------------------
Biotechnology - 3.5%
--------------------------------------------------------------------------------------------------
Guidant Corp.*                                                          14,200             477,404
--------------------------------------------------------------------------------------------------
Waters Corp.*                                                           18,800             433,340
--------------------------------------------------------------------------------------------------
                                                                                          $910,744
--------------------------------------------------------------------------------------------------
Business Services - 7.3%
--------------------------------------------------------------------------------------------------
Apollo Group, Inc.*#                                                     4,400             195,624
--------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                      29,830             341,852
--------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                      23,070             364,506
--------------------------------------------------------------------------------------------------
ChoicePoint, Inc.*                                                       2,900             104,400
--------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       9,100             299,572
--------------------------------------------------------------------------------------------------
Manpower, Inc.                                                           7,800             270,504
--------------------------------------------------------------------------------------------------
Robert Half International, Inc.*                                         8,600             130,376
--------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                  3,300             185,394
--------------------------------------------------------------------------------------------------
                                                                                        $1,892,228
--------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 1.3%
--------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                            7,800             343,980
--------------------------------------------------------------------------------------------------
Computer Software - Services - 4.8%
--------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                             24,390             474,142
--------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                 28,240             515,436
--------------------------------------------------------------------------------------------------
Yahoo, Inc.*                                                            13,800             251,160
--------------------------------------------------------------------------------------------------
                                                                                        $1,240,738
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.6%
--------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                               19,500             297,765
--------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*#                                                      19,700             381,983
--------------------------------------------------------------------------------------------------
                                                                                          $679,748
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
--------------------------------------------------------------------------------------------------
Clorox Co.                                                               7,400             282,828
--------------------------------------------------------------------------------------------------
RJ Reynolds Tobacco Holdings, Inc.                                      10,800             457,488
--------------------------------------------------------------------------------------------------
                                                                                          $740,316
--------------------------------------------------------------------------------------------------
Containers - 0.9%
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                          16,500             232,980
--------------------------------------------------------------------------------------------------
Drugs & Health Care - 0.5%
--------------------------------------------------------------------------------------------------
Xoma Ltd.                                                               36,200             140,456
--------------------------------------------------------------------------------------------------
Electronics - 7.0%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                   16,000             382,880
--------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  6,800             177,684
--------------------------------------------------------------------------------------------------
LSI Logic Corp.*                                                        70,000             308,700
--------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.*                                         4,200             130,830
--------------------------------------------------------------------------------------------------
Microchip Technology, Inc.*                                             16,200             357,858
--------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                 11,400             335,730
--------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                            6,400             126,656
--------------------------------------------------------------------------------------------------
                                                                                        $1,820,338
--------------------------------------------------------------------------------------------------
Entertainment - 2.6%
--------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.*                                          9,860             240,387
--------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                    16,670             439,421
--------------------------------------------------------------------------------------------------
                                                                                          $679,808
--------------------------------------------------------------------------------------------------
Financial Institutions - 2.2%
--------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                           5,700             310,821
--------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                      5,800             252,880
--------------------------------------------------------------------------------------------------
                                                                                          $563,701
--------------------------------------------------------------------------------------------------
Financial Services - 2.6%
--------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                      18,700             522,291
--------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                5,800             155,092
--------------------------------------------------------------------------------------------------
                                                                                          $677,383
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 0.6%
--------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                      2,500             161,250
--------------------------------------------------------------------------------------------------
Furniture & Home Appliances - 0.5%
--------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                     7,100             120,345
--------------------------------------------------------------------------------------------------
Healthcare - 3.5%
--------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                      30,070             589,372
--------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                     7,800             324,090
--------------------------------------------------------------------------------------------------
                                                                                          $913,462
--------------------------------------------------------------------------------------------------
Industrial - 1.3%
--------------------------------------------------------------------------------------------------
Rockwell International Corp.                                            15,200             350,360
--------------------------------------------------------------------------------------------------
Insurance - 1.0%
--------------------------------------------------------------------------------------------------
Safeco Corp.                                                             6,975             250,054
--------------------------------------------------------------------------------------------------
Internet - 1.2%
--------------------------------------------------------------------------------------------------
Expedia, Inc.*                                                           5,200             312,000
--------------------------------------------------------------------------------------------------
Manufacturing - 0.7%
--------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                     3,100             174,096
--------------------------------------------------------------------------------------------------
Media - 1.9%
--------------------------------------------------------------------------------------------------
LIN TV Corp.*                                                           10,300             251,011
--------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                      6,350             236,918
--------------------------------------------------------------------------------------------------
                                                                                          $487,929
--------------------------------------------------------------------------------------------------
Medical & Health Products - 2.6%
--------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                             9,700             325,726
--------------------------------------------------------------------------------------------------
Haemonetics Corp.*                                                       6,000             130,560
--------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                         23,100             207,669
--------------------------------------------------------------------------------------------------
                                                                                          $663,955
--------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 10.8%
--------------------------------------------------------------------------------------------------
Biogen, Inc.*                                                           13,500             516,375
--------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                            33,870             392,892
--------------------------------------------------------------------------------------------------
Express Scripts, Inc.*                                                   2,800             155,540
--------------------------------------------------------------------------------------------------
Genzyme Corp.*#                                                         11,750             379,407
--------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"*                                16,600             307,432
--------------------------------------------------------------------------------------------------
Hologic, Inc.*                                                          23,000             227,930
--------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                        15,750             265,388
--------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                        12,800             381,312
--------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.*                                5,600             167,160
--------------------------------------------------------------------------------------------------
                                                                                        $2,793,436
--------------------------------------------------------------------------------------------------
Oil Services - 1.3%
--------------------------------------------------------------------------------------------------
BJ Services Co.*                                                        10,900             333,213
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.9%
--------------------------------------------------------------------------------------------------
Celgene Corp.*                                                           8,100             181,359
--------------------------------------------------------------------------------------------------
ICOS Corp.*                                                              2,600              63,830
--------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.*                                       15,000             111,000
--------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                15,345             410,018
--------------------------------------------------------------------------------------------------
                                                                                          $766,207
--------------------------------------------------------------------------------------------------
Printing & Publishing - 5.3%
--------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                         2,150             176,257
--------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                   5,075             300,542
--------------------------------------------------------------------------------------------------
Meredith Corp.                                                          12,390             522,734
--------------------------------------------------------------------------------------------------
Tribune Co.#                                                             7,800             377,520
--------------------------------------------------------------------------------------------------
                                                                                        $1,377,053
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 2.3%
--------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.*                                                 8,000             226,320
--------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                                9,200             243,892
--------------------------------------------------------------------------------------------------
The Cheesecake Factory*                                                  4,200             133,560
--------------------------------------------------------------------------------------------------
                                                                                          $603,772
--------------------------------------------------------------------------------------------------
Retail - 7.6%
--------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                                                 9,900             275,616
--------------------------------------------------------------------------------------------------
Gap, Inc.                                                               14,700             215,061
--------------------------------------------------------------------------------------------------
Office Depot, Inc.*                                                     18,900             252,315
--------------------------------------------------------------------------------------------------
PETsMART, Inc.*                                                         33,000             495,000
--------------------------------------------------------------------------------------------------
Talbots, Inc.                                                           13,540             351,905
--------------------------------------------------------------------------------------------------
Tiffany & Co.                                                           16,400             381,300
--------------------------------------------------------------------------------------------------
                                                                                        $1,971,197
--------------------------------------------------------------------------------------------------
Special Products & Services - 1.8%
--------------------------------------------------------------------------------------------------
Millipore Corp.                                                         14,400             465,264
--------------------------------------------------------------------------------------------------
Stores - 0.7%
--------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.*                                                  8,200             191,142
--------------------------------------------------------------------------------------------------
Telecommunications - 2.0%
--------------------------------------------------------------------------------------------------
EchoStar Communications Corp.*#                                         16,330             423,763
--------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.*                                                 18,900             106,218
--------------------------------------------------------------------------------------------------
                                                                                          $529,981
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.6%
--------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                              61,300             311,404
--------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                       92,480             365,296
--------------------------------------------------------------------------------------------------
                                                                                          $676,700
--------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
--------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*                                    25,400             429,006
--------------------------------------------------------------------------------------------------
Transportation - Services - 1.3%
--------------------------------------------------------------------------------------------------
Expeditors International of Washington Inc.                              4,300             132,483
--------------------------------------------------------------------------------------------------
Yellow Corp.*                                                            8,600             200,913
--------------------------------------------------------------------------------------------------
                                                                                          $333,396
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $24,007,678
--------------------------------------------------------------------------------------------------
Foreign Stocks - 2.1%
--------------------------------------------------------------------------------------------------
France - 1.1%
--------------------------------------------------------------------------------------------------
Business Objects S.A., ADR (Computer Software - Systems)*               18,400             295,320
--------------------------------------------------------------------------------------------------
Netherlands - 1.0%
--------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Computer Software -
Systems)*                                                               33,500             268,335
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $563,655
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $23,447,605)                                            $24,571,333
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.0%
--------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
                                                              (000 Omitted)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/03/03,
at Amortized Cost                                                        1,030           1,029,924
--------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.2%
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., dated 1/31/03, due 2/3/03,
total to be received $301,033 (secured by various U.S.
Treasury & Federal Agency obligations in a jointly traded
account), at Cost                                                          301             301,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $24,778,529)                                       $25,902,257
--------------------------------------------------------------------------------------------------

Securities Sold Short - (6.1)%
--------------------------------------------------------------------------------------------------
                                                                        SHARES
--------------------------------------------------------------------------------------------------
U.S. Stocks - (6.1)%
--------------------------------------------------------------------------------------------------
Computer Hardware - Systems - (0.8)%
--------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                           (9,800)          $(192,962)
--------------------------------------------------------------------------------------------------
Electronics - (1.4)%
--------------------------------------------------------------------------------------------------
Lam Research Corp.*                                                    (20,700)          $(241,983)
--------------------------------------------------------------------------------------------------
Molex, Inc.                                                             (6,100)           (128,039)
--------------------------------------------------------------------------------------------------
                                                                                         $(370,022)
--------------------------------------------------------------------------------------------------

Internet - (1.3)%
--------------------------------------------------------------------------------------------------
Amazon.com, Inc.*                                                      (15,200)          $(332,120)
--------------------------------------------------------------------------------------------------
Medical & Health Technology Services - (0.9)%
--------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                                              (6,800)          $(239,564)
--------------------------------------------------------------------------------------------------
Photographic Products - (1.0)%
--------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                       (8,400)          $(254,520)
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - (0.7)%
--------------------------------------------------------------------------------------------------
Panera Bread Co.*                                                       (6,200)          $(182,404)
--------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $
(1,656,836))                                                                           $(1,571,592)
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 6.4%                                                    1,657,360
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $25,988,025
--------------------------------------------------------------------------------------------------
* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements. At January 31,
  2003, the value of securities pledged for the MFS New Endeavor Fund amounted to $1,758,297.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES - (unaudited)
----------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 1/31/03

ASSETS

Investments, at value (identified cost, $24,778,529)           $25,902,257
----------------------------------------------------------------------------------------------------
Cash                                                                   959
----------------------------------------------------------------------------------------------------
Deposits with brokers for securities sold short                  1,668,911
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    972,380
----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     62,710
----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    2,265
----------------------------------------------------------------------------------------------------
Total assets                                                                            $28,609,482
----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold short, at value (proceeds received
$1,656,836)                                                     $1,571,592
----------------------------------------------------------------------------------------------------
Payable for investments purchased                                1,014,032
----------------------------------------------------------------------------------------------------
Payable for fund share reacquired                                   34,633
----------------------------------------------------------------------------------------------------
Payable to affiliates
----------------------------------------------------------------------------------------------------
  Management fee                                                       529
----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    214
----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         457
----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $2,621,457
----------------------------------------------------------------------------------------------------
Net assets                                                                              $25,988,025
----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $28,734,010
----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  1,208,979
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                   (3,835,867)
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                   (119,097)
----------------------------------------------------------------------------------------------------
Net assets                                                                              $25,988,025
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 3,206,806
----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - (unaudited) - continued

Class A shares
  Net assets                                                   $10,356,921
----------------------------------------------------------------------------------------------------
  Shares outstanding                                             1,274,040
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.13
----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.13)                                                  $8.63
----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $7,913,493
----------------------------------------------------------------------------------------------------
  Shares outstanding                                               980,001
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.07
----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $5,363,493
----------------------------------------------------------------------------------------------------
  Shares outstanding                                               664,446
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.07
----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $2,349,015
----------------------------------------------------------------------------------------------------
  Shares outstanding                                               287,691
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.17
----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                        $5,103
----------------------------------------------------------------------------------------------------
  Shares outstanding                                               628.140
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.12
----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS - (unaudited)
----------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 1/31/03

NET INVESTMENT INCOME (LOSS)

Income
----------------------------------------------------------------------------------------------------
  Dividends                                                        $47,182
----------------------------------------------------------------------------------------------------
  Interest                                                          11,801
----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (83)
----------------------------------------------------------------------------------------------------
Total investment income                                                                    $58,900
----------------------------------------------------------------------------------------------------
Expenses
----------------------------------------------------------------------------------------------------
  Management fee                                                   $79,744
----------------------------------------------------------------------------------------------------
  Trustees' compensation                                               127
----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   10,637
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            15,553
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            30,577
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            20,171
----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 2
----------------------------------------------------------------------------------------------------
  Administrative fee                                                   388
----------------------------------------------------------------------------------------------------
  Custodian fee                                                      4,770
----------------------------------------------------------------------------------------------------
  Printing                                                          21,361
----------------------------------------------------------------------------------------------------
  Postage                                                            3,204
----------------------------------------------------------------------------------------------------
  Auditing fees                                                      8,180
----------------------------------------------------------------------------------------------------
  Registration fees                                                 39,231
----------------------------------------------------------------------------------------------------
  Dividend expense on securities sold short                             53
----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     11,793
----------------------------------------------------------------------------------------------------
Total expenses                                                    $245,791
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (603)
----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment advisor                      (67,191)
----------------------------------------------------------------------------------------------------
Net expenses                                                                              $177,997
----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(119,097)
----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis)
----------------------------------------------------------------------------------------------------
  Investment transactions                                      $(1,441,577)
----------------------------------------------------------------------------------------------------
  Securities sold short                                           (154,243)
----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        276
----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                           $(1,595,544)
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
----------------------------------------------------------------------------------------------------
  Investments                                                   $2,053,336
----------------------------------------------------------------------------------------------------
  Securities sold short                                             81,318
----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                             5
----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                             $2,134,659
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $539,115
----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $420,018
----------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains
(losses) separated by share class.

                                                                SIX MONTHS               YEAR
                                                                  ENDING                ENDING
                                                                  1/31/03               7/31/02
                                                                (UNAUDITED)
OPERATIONS
Net investment loss                                                 $(119,097)             $(64,561)
----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                       (1,595,544)           (2,126,772)
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                2,134,659              (950,884)
----------------------------------------------------------------   ----------           ------------
Increase (decrease) in net assets from operations                    $420,018           $(3,142,217)
----------------------------------------------------------------   ----------           ------------

Distributions declared to shareholders in excess of net realized gain on investments and

foreign currency transactions (Class A)                                 $  --              $(79,769)
----------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions            $8,718,380           $18,660,171
----------------------------------------------------------------   ----------           ------------
Total increase in net assets                                       $9,138,398           $15,438,185
----------------------------------------------------------------   ----------           ------------

NET ASSETS

At beginning of period                                            $16,849,627            $1,411,442
----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $119,097 and $0, respectively)                                 $25,988,025           $16,849,627
----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                          SIX MONTHS ENDING     YEAR ENDING        PERIOD ENDING
                                               1/31/03            7/31/02            7/31/01(2)
CLASS A                                      (UNAUDITED)

Net asset value, beginning of year               $7.95             $9.51               $10.00
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                        $(0.03)           $(0.07)              $(0.06)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                    0.21             (1.03)               (0.41)
--------------------------------------------   -------           -------              -------
Total from investment operations                 $0.18            $(1.10)              $(0.47)
--------------------------------------------   -------           -------              -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on
  investments and foreign currency
  transactions                                   $  --            $(0.46)               $  --
--------------------------------------------   -------           -------              -------
  From paid-in capital                              --                --                (0.02)
--------------------------------------------------------------------------------------------------
  Total distributions declared to
  shareholders                                   $  --            $(0.46)              $(0.02)
--------------------------------------------   -------           -------              -------
Net asset value, end of period                   $8.13             $7.95                $9.51
--------------------------------------------   -------           -------              -------
Total return (%)(7)                               2.39(4)         (12.63)               (4.77)(4)
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)(8)                                    1.41(3)           1.38                 1.34(3)
--------------------------------------------------------------------------------------------------
Net investment loss                              (0.85)(3)         (0.81)               (0.69)(3)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                 188               779                  809
--------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)        $10,357            $7,700               $1,411
--------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                             $(0.06)           $(0.24)              $(0.55)
--------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                       2.05(3)           3.32                 7.54(3)
--------------------------------------------------------------------------------------------------
Net investment loss                              (1.49)(3)         (2.75)               (6.89)(3)
--------------------------------------------------------------------------------------------------

2. For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2001.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from certain expense offset arrangements.
7. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
8. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.41%, 1.38% and 1.33%, for the six months ended January 31, 2003, for the year ended July
   31, 2002, and the period ended July 31, 2001.

See notes to financial statements.

Financial Highlights - continued

                                                                   SIX MONTHS ENDING              PERIOD ENDING
                                                                        1/31/03                    7/31/02(2)
CLASS B                                                               (UNAUDITED)
Net asset value, beginning of period                                     $7.92                       $10.46
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                                                $(0.06)                      $(0.08)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                           0.21                        (2.46)
-------------------------------------------------------------------    -------                      -------
Total from investment operations                                         $0.15                       $(2.54)
-------------------------------------------------------------------    -------                      -------
Net asset value, end of period                                           $8.07                        $7.92
-------------------------------------------------------------------    -------                      -------
Total return (%)                                                          1.89(4)                    (24.28)(4)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)(7)                                                            2.06(3)                      2.07(3)
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.50)(3)                    (1.50)(3)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         188                          779
----------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                                 $7,913                       $4,253
----------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.09)                      $(0.18)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                                               2.70(3)                      4.01(3)
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (2.14)(3)                    (3.44)(3)
----------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class B, January 2, 2002, through July 31, 2002.

3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from certain expense offset arrangements.
7. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.06% for the six months ended January 31, 2003, and 2.07% for the period ended July 31,
   2002.

See notes to financial statements.

Financial Highlights - continued

                                                                   SIX MONTHS ENDING             PERIOD ENDING
                                                                        1/31/03                   7/31/02(2)
CLASS C                                                               (UNAUDITED)
Net asset value, beginning of year                                       $7.92                      $10.46
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                                                $(0.06)                     $(0.07)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain/(loss) on
  investments and foreign currency transactions                           0.21                       (2.47)
--------------------------------------------------------------------   -------                     -------
Total from investment operations                                         $0.15                      $(2.54)
--------------------------------------------------------------------   -------                     -------
Net asset value, end of period                                           $8.07                       $7.92
--------------------------------------------------------------------   -------                     -------
Total return (%)                                                                                          )<4
                                                                          2.02(4)                   (24.28>
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)(7)                                                            2.06(3)                     2.07(3)
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.50)(3)                   (1.50)(3)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         188                         779
---------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                                 $5,363                      $2,834
---------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                       $(0.09)                    $(0.17)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                                                 2.70(3)                    4.01(3)
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                        (2.14)(3)                  (3.44)(3)
----------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class C, January 2, 2002, through July 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from certain expense offset arrangements.
7. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.06% for the six months ended January 31, 2003, and 2.07% for the period ended July 31,
   2002.

See notes to financial statements.

Financial Highlights - continued

                                                                   SIX MONTHS ENDING              PERIOD ENDING
                                                                        1/31/03                    7/31/02(2)
CLASS I                                                               (UNAUDITED)
Net asset value, beginning of year                                       $7.97                       $10.46
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                                                $(0.02)                      $(0.03)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain/(loss) on
  investments and foreign currency transactions                           0.22                        (2.46)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $0.20                       $(2.49)
--------------------------------------------------------------------   -------                      -------
Net asset value, end of period                                           $8.17                        $7.97
--------------------------------------------------------------------   -------                      -------
Total return (%)                                                          2.38(4)                    (23.80)(4)
--------------------------------------------------------------------   -------                      -------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)(7)                                                            1.06(3)                      1.07(3)
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.50)(3)                    (0.50)(3)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         188                          779
----------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                                 $2,349                       $2,063
----------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.05)                      $(0.13)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                                               1.70(3)                      2.99(3)
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.14)(3)                    (2.44)(3)
----------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class I, January 2, 2002, through July 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from certain expense offset arrangements.
7. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.06% for the six months ended January 31, 2003, and 1.07% for the period ended July 31,
   2002.

See notes to financial statements.

Financial Highlights - continued

                                                                                                FOR PERIOD
                                                                                         ENDING 1/31/03(2)
                                                                                               (UNAUDITED)

CLASS R
Net asset value, beginning of period                                                                 $8.01
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                                                                            $(0.01)
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency
  transactions                                                                                        0.12
------------------------------------------------------------------------------------------------   -------
Total from investment operations                                                                     $0.11
------------------------------------------------------------------------------------------------   -------
Net asset value, end of period                                                                       $8.12
------------------------------------------------------------------------------------------------   -------
Total return (%)                                                                                      1.37(4)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)(7)                                                                                        1.56(3)
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                                                  (1.36)(3)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                     188
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                               $5
-----------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                 $(0.01)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)(7)                                                                                     2.20(3)
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                                                  (2.00)(3)
-----------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class R shares, December 31, 2002, through January 31, 2003.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from certain expense offset arrangements.
7. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.56% for the period ended January 31, 2003.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses can exceed the proceeds from short sales and can be greater than losses from the actual purchase of a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $603 under this arrangement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions paid for the years ended, July 31, 2002 and July 31, 2001 were as follows:

                                                    7/31/02            7/31/01
Distributions paid from:
-------------------------------------------------------------------------------
  Ordinary income                                     $  --              $  --
-------------------------------------------------------------------------------
  Long-term capital gain                                 --                 --
-------------------------------------------------------------------------------
  In excess of capital gain                         $79,769              $  --
-------------------------------------------------------------------------------
  Paid-in capital                                                        2,085
-------------------------------------------------------------------------------
Total Distributions Paid                            $79,769             $2,085
--------------------------------------------------------------------------------

As of July 31, 2002, the components of accumulated losses on a tax basis were as follows:

    Unrealized loss                                     $(2,149,016)
    ----------------------------------------------------------------
    Other temporary differences                          (1,016,987)
    ----------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. Prior to December 1, 2001, this fee was 0.90% of the funds average daily net assets on an annual basis.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At January 31, 2003 aggregate un-reimbursed expenses amounted to $235,731.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                             0.0175%
    --------------------------------------------------------------------
    Next $2.5 billion                                            0.0130%
    --------------------------------------------------------------------
    Next $2.5 billion                                            0.0005%
    --------------------------------------------------------------------
    In excess of $7 billion                                      0.0000%
    --------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $4,921 for the six months ended January 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Distribution Fee                        0.10%      0.75%      0.75%      0.25%
------------------------------------------------------------------------------
Service Fee                             0.25%      0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended January 31, 2003, amounted to:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Service Fee Retained by MFD            $3,440         $3         $8       $ --
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended January 31, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Contingent Deferred Sales
Charges Imposed                          $ --     $5,614       $403       $ --

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $45,164,339 and $37,196,383, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                           $24,778,529
    ---------------------------------------------------------------------
    Gross unrealized appreciation                              1,988,693
    ---------------------------------------------------------------------
    Gross unrealized depreciation                               (864,965)
    ---------------------------------------------------------------------
    Net unrealized appreciation                               $1,123,728
    ---------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                      Six months ending                Year ending
                                                           1/31/03                       7/31/02
                                                    SHARES         AMOUNT         SHARES         AMOUNT

CLASS A SHARES
Shares sold                                          479,118      $3,839,827       930,269      $8,646,427
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of distributions                                          --              --         4,535          46,396
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                   (174,016)     (1,371,916)     (114,314)     (1,016,338)
-----------------------------------------------------------------------------------------------------------
Net increase                                         305,102      $2,467,911       820,490      $7,676,485
-----------------------------------------------------------------------------------------------------------

                                                                                      Period ending
                                                                                         7/31/02*
                                                    SHARES         AMOUNT         SHARES         AMOUNT
CLASS B SHARES
Shares sold                                          570,424      $4,556,588       609,082      $5,624,460
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                   (127,610)     (1,012,391)      (71,895)       (600,081)
-----------------------------------------------------------------------------------------------------------
Net increase                                         442,814      $3,544,197       537,187      $5,024,379
-----------------------------------------------------------------------------------------------------------

                                                                                      Period ending
                                                                                         7/31/02*
                                                    SHARES         AMOUNT         SHARES         AMOUNT
CLASS C SHARES
Shares sold                                          352,698      $2,843,032       381,241      $3,549,456
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                    (46,210)       (370,902)      (23,283)       (186,945)
-----------------------------------------------------------------------------------------------------------
Net increase                                         306,488      $2,472,130       357,958      $3,362,511
-----------------------------------------------------------------------------------------------------------

                                                                                      Period ending
                                                                                         7/31/02*
                                                    SHARES         AMOUNT         SHARES         AMOUNT
CLASS I SHARES
Shares sold                                           44,822        $358,086       320,608      $3,204,037
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                    (15,967)       (128,944)      (61,772)       (607,241)
-----------------------------------------------------------------------------------------------------------
Net increase                                          28,855        $229,142       258,836      $2,596,796
-----------------------------------------------------------------------------------------------------------

* For the period from the inception of Classes B, C, and I, January 2, 2002, through July 31, 2002.

                                                        Period ending
                                                          1/31/03**
                                                    SHARES         AMOUNT
CLASS R SHARES
Shares sold                                          628.140          $5,000
-------------------------------------------------------------------------------

** For the period from the inception of Class R, December 31, 2002, through January 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily un-used portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2003, was $84. The fund had no borrowings during the year.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993);
Brigham and Women's Hospital, Chief of Cardiac           Cambridge Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services                         Massachusetts Financial Services Company, Senior
Company, Chairman                                        Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 09/12/59)                           July 2002); Lexington Global Asset Managers, Inc.,
Trustee and President                                    Executive Vice President and General Manager
Massachusetts Financial Services                         (prior to September 2000)
Company, Chief Executive Officer and
Director                                                 ELLEN MOYNIHAN (born 11/13/57)
                                                         Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Massachusetts Financial Services Company, Vice
Assistant Secretary and Assistant Clerk                  President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Senior
Clerk                                                    Vice President
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGER
David E. Sette-Ducati+

+ MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              NEF-SEM-3/03 9.1M